Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash provided by Operating activities
Net income	$ 45,203	$ 52,047
Add (deduct) items not affecting cash:
Finance costs	2,073	631
Depreciation, amortization and depletion	22,673	21,250
Share of loss in associate	1,276	330
Dilution gain on investment in associate	(723)
Reclassification of other comprehensive loss upon ownership dilution of investment in associate	(21)
Impairment reversal of investment in associate		(1,899)
Impairment reversal of mineral rights and properties		(7,279)
Income tax expense	8,909	20,871
Finance income	(4,023)	(3,476)
Loss on disposal of plant and equipment	461	401
Gain on disposal of mineral rights and properties	(1,477)
Share-based compensation	2,669	1,896
Reclamation expenditures	(385)	(187)
Income taxes paid	(5,012)	(18,225)
Interest received	4,023	3,476
Interest paid	(162)	(144)
Changes in non-cash operating working capital	1,762	659
Net cash provided by operating activities	77,246	70,351
Mineral rights and properties
Capital expenditures	(27,904)	(28,049)
Proceeds on disposals	6,146
Plant and equipment
Additions	(7,400)	(6,258)
Proceeds on disposals	10	31
Reclamation deposits
Paid	(1,727)	(2,601)
Other investments
Acquisition	(7,851)	(1,018)
Proceeds on disposals	8,454
Investment in associate	(7,030)	(107)
Net (purchases) redemptions of short-term investments	(33,606)	5,969
Principal received on lease receivable	118
Net cash used in investing activities	(70,790)	(32,033)
Related parties
Payments made	(1,436)	(2,989)
Repayments received	2,922
Bank loan
Proceeds		4,527
Repayment	(4,369)
Principal payments on lease obligation	(503)
Non-controlling interests
Distribution	(3,259)	(13,259)
Acquisition		(1,121)
Cash dividends distributed	(4,287)	(4,208)
Proceeds from issuance of common shares	8,001	1,852
Net cash used in financing activities	(2,931)	(15,198)
Effect of exchange rate changes on cash and cash equivalents	(5,189)	(4,878)
Increase (decrease) in cash and cash equivalents	(1,664)	18,242
Cash and cash equivalents, beginning of the year	67,441	49,199
Cash and cash equivalents, end of the year	$ 65,777	$ 67,441